Quarterly Holdings Report
for

Fidelity® Consumer Staples Central Fund

December 31, 2019

CSCIP-QTLY-0220
1.842161.113

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Beverages - 24.7%
Brewers - 1.9%
Anheuser-Busch InBev SA NV	119,900	$9,819,859
Beijing Yanjing Brewery Co. Ltd. (A Shares)	5,103,706	4,778,861
Boston Beer Co., Inc. Class A (a)	22,600	8,539,410
Budweiser Brewing Co. APAC Ltd. (a)(b)	916,300	3,092,629
		26,230,759
Distillers & Vintners - 2.5%
Constellation Brands, Inc. Class A (sub. vtg.)	134,766	25,571,849
Diageo PLC	162,800	6,859,855
Kweichow Moutai Co. Ltd. (A Shares)	10,418	1,769,947
		34,201,651
Soft Drinks - 20.3%
Coca-Cola European Partners PLC	150,758	7,670,567
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	30,000	1,818,600
Coca-Cola HBC AG	94,400	3,207,333
Keurig Dr. Pepper, Inc. (c)	518,000	14,996,100
Monster Beverage Corp. (a)	817,078	51,925,307
PepsiCo, Inc.	547,800	74,867,826
The Coca-Cola Co.	2,245,461	124,286,266
		278,771,999

TOTAL BEVERAGES		339,204,409

Food & Staples Retailing - 11.4%
Food Distributors - 2.0%
Performance Food Group Co. (a)	248,100	12,772,188
U.S. Foods Holding Corp. (a)	369,608	15,482,879
		28,255,067
Food Retail - 2.6%
Kroger Co.	1,231,623	35,704,751
Hypermarkets & Super Centers - 6.8%
Costco Wholesale Corp.	97,200	28,569,024
Walmart, Inc.	540,900	64,280,556
		92,849,580

TOTAL FOOD & STAPLES RETAILING		156,809,398

Food Products - 18.8%
Agricultural Products - 1.1%
Bunge Ltd.	107,869	6,207,861
Darling International, Inc. (a)	326,500	9,168,120
		15,375,981
Packaged Foods & Meats - 17.7%
B&G Foods, Inc. Class A (c)	135,300	2,425,929
Conagra Brands, Inc.	510,000	17,462,400
Danone SA	268,012	22,257,313
Freshpet, Inc. (a)	253,030	14,951,543
General Mills, Inc.	306,200	16,400,072
JBS SA	1,275,500	8,180,550
Kellogg Co.	111,500	7,711,340
Mondelez International, Inc.	1,207,612	66,515,269
SunOpta, Inc. (a)(c)	36,614	91,535
The J.M. Smucker Co.	166,800	17,368,884
The Kraft Heinz Co.	892,500	28,676,025
TreeHouse Foods, Inc. (a)	268,973	13,045,191
Tyson Foods, Inc. Class A	297,100	27,047,984
		242,134,035

TOTAL FOOD PRODUCTS		257,510,016

Hotels, Restaurants & Leisure - 0.4%
Restaurants - 0.4%
Compass Group PLC	242,934	6,088,358
Household Products - 19.6%
Household Products - 19.6%
C&S Paper Co. Ltd. (A Shares)	3,381,356	6,147,743
Colgate-Palmolive Co.	264,820	18,230,209
Energizer Holdings, Inc. (c)	351,400	17,647,308
Essity AB Class B	619,500	19,961,362
Procter & Gamble Co.	1,155,093	144,271,113
Reckitt Benckiser Group PLC	29,720	2,414,111
Spectrum Brands Holdings, Inc.	945,688	60,798,282
		269,470,128
Internet & Direct Marketing Retail - 0.5%
Internet & Direct Marketing Retail - 0.5%
Ocado Group PLC (a)	289,500	4,904,603
The Honest Co., Inc. (a)(d)(e)	171,220	2,323,455
		7,228,058
Multiline Retail - 1.2%
General Merchandise Stores - 1.2%
Dollar General Corp.	27,300	4,258,254
Dollar Tree, Inc. (a)	132,500	12,461,625
		16,719,879
Personal Products - 7.8%
Personal Products - 7.8%
BellRing Brands, Inc. Class A (a)	130,362	2,775,407
Coty, Inc. Class A	2,254,197	25,359,716
Edgewell Personal Care Co. (a)	753,600	23,331,456
Estee Lauder Companies, Inc. Class A	21,867	4,516,410
Ontex Group NV	962,163	20,236,092
Unilever NV	530,554	30,448,877
		106,667,958
Tobacco - 11.5%
Tobacco - 11.5%
Altria Group, Inc.	1,552,767	77,498,601
Philip Morris International, Inc.	946,853	80,567,722
		158,066,323
TOTAL COMMON STOCKS
(Cost $1,168,538,341)		1,317,764,527

Money Market Funds - 7.7%
Fidelity Cash Central Fund 1.58% (f)	79,383,399	79,399,276
Fidelity Securities Lending Cash Central Fund 1.58% (f)(g)	25,841,017	25,843,601
TOTAL MONEY MARKET FUNDS
(Cost $105,242,877)		105,242,877
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $1,273,781,218)		1,423,007,404
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(49,735,612)
NET ASSETS - 100%		$1,373,271,792

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,092,629 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,323,455 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc.	8/28/18	$1,921,088

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$182,730
Fidelity Securities Lending Cash Central Fund	23,833
Total	$206,563

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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